Taxes - Current and deferred income tax expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Current income tax (expense)	$ (167)	$ (163)	$ (234)
Deferred tax income	309	35	192
Total income tax income/(expense)	142	(128)	(42)
Country of domicile
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Current income tax (expense)	(74)	(17)	(118)
Deferred tax income	313	53	45
Foreign countries
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Current income tax (expense)	(93)	(146)	(116)
Deferred tax income	$ (4)	$ (18)	$ 147